Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
Investments and Debts
The following transactions occurred between the Company and AE Industrial, which acquired the Company during 2022 and held a 39.63% equity interest in the Company as of September 30, 2025. Even though the Company is part of AE Industrial’s portfolio of companies, it is not a part of AE Industrial’s consolidated tax return and files its tax returns independently.

During the nine months ended September 30, 2025, AE Industrial purchased 0.3 million shares of the Series
D-1
Preferred Stock for an aggregate purchase price of $5.0 million and received $4.5 million for services related to the issuance of Series
D-4
Preferred Stock, including placement, negotiation, and closing activities pursuant to a prior agreement. Refer to
Note 11. Stockholders’ Equity (Deficit) and Redeemable Convertible Preferred Stock
for further detail.
On August 8, 2025, in connection with the Company’s IPO, the Company repaid in full the Term Loans under the Financing Agreement, $21.1 million of which was held by AE Industrial. The repayment occurred prior to the contractual maturity of the Term Loans and triggered early extinguishment fees under the Financing Agreement, including specified premium and exit fees totaling $1.8 million payable to AE Industrial. Refer to
 Note 9. Notes Payable and Warrants
 for further detail.
Accounts Payable and Expenses
On August 8, 2025, the Company entered into an Amended and Restated Consulting Agreement (the “Consulting Agreement”) with AE Industrial Operating Partners, LLC (“AE Operating”), an affiliate of AE Industrial. Under the Consulting Agreement, the Company will pay AE Operating an annual fee of approximately $2.4 million for consulting and advisory services until the earlier of August 8, 2027, or the time AE Industrial beneficially owns less than 10% of the Company’s outstanding common stock. Expenses recorded under this agreement for the three and nine months ended September 30, 2025 were $0.3 million.
In addition to AE Industrial, G.S. Precision and Redwire Corporation are also related parties of the Company, as these entities are part of AE Industrial’s portfolio and share a common board of directors. Belcan, LLC was a related party of the Company until August 31, 2024.
The following is a summary of the Company’s related party accounts payable as of September 30, 2025 and December 31, 2024, and related party research and development and selling, general, and administrative expenses for the three and nine months ended September 30, 2025 and 2024:

	September 30, 2025	December 31, 2024
Accounts payable:
AE Industrial	$46	$46
Redwire Corporation	744	40

	$790	$86

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Expenses:
AE Industrial	$989	$150	$1,139	$450
G.S. Precision	—	—	223	—
Redwire Corporation	1,173	—	1,425	797
Belcan, LLC	—	129	—	543

	$2,162	$279	$2,787	$1,790

In the normal course of business, the Company engages in transactions with certain vendors and customers where AE Industrial maintains a significant ownership interest and/or can exhibit significant influence on the operations of such parties. For the three and nine months ended September 30, 2025 and 2024, transactions with other companies in AE Industrial’s investment portfolio were not material to the Company’s unaudited condensed consolidated financial statements.

16. Related Party Transactions
Investments and Debts
The following transactions are with the Company’s private equity sponsor, AE Industrial, who acquired the Company during 2022 and is a 45.29% stakeholder in the Company as of December 31, 2024. As the Company is part of AE Industrial’s portfolio of companies, the Company is not a part of a consolidated tax return and files its tax returns independently.
During the year ended December 31, 2023, AE Industrial purchased approximately 6.5 million shares of the Series C Preferred Stock for an aggregate purchase price of $105.2 million. During the year ended December 31, 2024, AE Industrial purchased approximately 6.5 million shares of the Series
D-1
Preferred Stock for an aggregate purchase price of approximately $109.8 million, including $25.8 million of principal and accrued interest of the Convertible Notes issued on August 13, 2024 and settled in the shares of the Series
D-1
Preferred Stock on October 31, 2024. In connection with the issuance of the Series
D-1
Preferred Stock, the Company issued AE Industrial the

Common Warrants to purchase an aggregate of approximately 0.6 million shares of the Common Stock. Refer to Note 11. Notes Payable and Warrants and Note 13. Stockholders’ Equity and Redeemable Convertible Preferred Stock for further detail.
On July 17, 2023, AE Industrial provided the $14.6 million principal amount of the Initial Term B Loan upon the execution of the Financing Agreement and was issued the Series J Warrants to purchase approximately 0.1 million shares of Series J Preferred Stock. On December 6, 2023, AE Industrial provided an additional $6.5 million principal amount of the Second Term B Loan upon the execution of the First Amendment and was issued the Series J Warrants to purchase approximately 0.01 million shares of Series J Preferred Stock. Refer to Note 11. Notes Payable and Warrants for further detail.
Accounts Payable and Expenses
Redwire Corporation and Belcan, LLC are related parties of the Company as both entities are part of AE Industrial’s portfolio and share a common board of directors. Belcan, LLC remained a related party until August 31, 2024.
A summary of the Company’s related party transactions related to accounts payable and research and development and selling, general, and administrative expenses as of and for the years ended December 31, 2024 and 2023 is presented below:

	2024	2023
Accounts payable:
AE Industrial	$46	$946
Redwire Corporation	40	30
Belcan, LLC	—	430

	$86	$1,406

Expenses:
AE Industrial	$2,301	$645
Redwire Corporation	572	1,781
Belcan, LLC	543	933

	$3,416	$3,359

In the normal course of business, the Company participates in related party transactions with certain vendors and customers where AE Industrial maintains a significant ownership interest and/or can exhibit significant influence on the operations of such parties. For the years ended December 31, 2024 and 2023, respectively, transactions with other companies in AE Industrial’s investment portfolio, not separately disclosed, did not have a material impact on the Company’s consolidated financial statements.